Accounts receivable	6 Months Ended
Jun. 30, 2026
Receivables [Abstract]
Accounts receivable

Note 4 - Accounts receivable

As of December 31, 2025 and June 30, 2026, the Company’s accounts receivable amounted to S$nil and S$24,000, respectively.

For the year ended December 31, 2025 and financial six months ended June 30, 2026, the Company has not made the allowance for doubtful accounts and charged to the unaudited interim consolidated statements of operations. The Company has not experienced any significant bad debt write-offs of accounts receivable in the past.

The Company generally conducts its business with creditworthy third parties. The Company determines, on a continuing basis, the probable losses and an allowance for doubtful accounts, based on several factors including internal risk ratings, customer credit quality, payment history, historical bad debt/write-off experience and forecasted economic and market conditions. Accounts receivable is written off after exhaustive collection efforts occur and the receivable is deemed uncollectible. In addition, receivable balances are monitored on an ongoing basis and its exposure to bad debts is not significant.